UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-206705-08

Central Index Key Number of the issuing entity: 0001702745

CD 2017-CD4 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-206705

Central Index Key Number of the depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation

(Exact name of depositor as specified in its charter)

German American Capital Corporation
(Central Index Key Number 0001541294)

Citi Real Estate Funding Inc.
(Central Index Key Number 0001701238)

Citigroup Global Markets Realty Corp.
(Central Index Key Number 0001541001)
(Exact names of sponsors as specified in their respective charters)

Helaine M. Kaplan, (212) 250-5270
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “April 25 Form ABS-EE”), filed with the Securities and Exchange Commission on April 25, 2017, with respect to CD 2017-CD4 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2017-CD4. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the April 25 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

Date: May 12, 2017	/s/ Helaine Kaplan
By: Helaine Kaplan, Managing Director

/s/ Natalie Grainger
By: Natalie Grainger, Director

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document